Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2012
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK VARIABLE INSURANCE TRUST
Central Index Key	dei_EntityCentralIndexKey	0000756913
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 01, 2013
Document Effective Date	dei_DocumentEffectiveDate	Oct. 01, 2013
Prospectus Date	rr_ProspectusDate	Apr. 29, 2013
Supplement -- [Text Block]	jhvit_SupplementTextBlock_04

John Hancock Variable Insurance Trust

Supplement dated September 30, 2013

to the Prospectus dated April 29, 2013

Lifestyle Aggressive Trust

Lifestyle Balanced Trust

Lifestyle Conservative Trust

Lifestyle Growth Trust

Lifestyle Moderate Trust

(collectively, the "Lifestyle Trusts")

Lifestyle Balanced PS Series

Lifestyle Conservative PS Series

Lifestyle Growth PS Series

Lifestyle Moderate PS Series

(collectively, the "Lifestyle PS Series")

Lifestyle Balanced PS Series

The information found under "Annual Fund Operating Expenses" has been amended and restated as follows:

Share Class	Management Fee⁴	Distribution and service (12b-1) fees	Other expenses	Acquired fund fees and expenses¹	Total annual fund operating expenses	Contractual expense reimbursement²	Total annual fund operating expenses after expense reimbursements
Series I³	0.04%	0.05%	0.06%	0.74%	0.89%	-0.02%	0.87%
Series II	0.04%	0.25%	0.06%	0.74%	1.09%	-0.02%	1.07%
Series NAV³	0.04%	0.00%	0.06%	0.74%	0.84%	-0.02%	0.82%

¹"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in "Total Annual Fund Operating Expenses". The Total Annual Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

²The Advisor has contractually limited other fund level expenses to 0.04%. These expenses consist of operating expenses of the fund, excluding advisory fees, 12b-1 fees, short dividends, acquired fund fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The current expense limitation agreement expires on April 30, 2015 unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

³For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2012, expenses are estimated.

⁴"Management fee" has been restated to reflect the contractual management fee schedule effective October 1, 2013.

The table under "Examples" in "Annual Fund Operating Expenses" is amended and restated as follows:

	Year 1	Year 3	Year 5	Year 10
Series I	$89	$280	$489	$1,092
Series II	$109	$343	$597	$1,325
Series NAV	$84	$264	$462	$1,033

Lifestyle Conservative PS Series

The information found under "Annual Fund Operating Expenses" has been amended and restated as follows:

Share Class	Management Fee⁴	Distribution and service (12b-1) fees	Other expenses	Acquired fund fees and expenses¹	Total annual fund operating expenses	Contractual expense reimbursement²	Total annual fund operating expenses after expense reimbursements
Series I³	0.04%	0.05%	0.15%	0.69%	0.93%	-0.11%	0.82%
Series II	0.04%	0.25%	0.15%	0.69%	1.13%	-0.11%	1.02%
Series NAV³	0.04%	0.00%	0.15%	0.69%	0.88%	-0.11%	0.77%

¹"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in "Total Annual Fund Operating Expenses". The Total Annual Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

²The Advisor has contractually limited other fund level expenses to 0.04%. These expenses consist of operating expenses of the fund, excluding advisory fees, 12b-1 fees, short dividends, acquired fund fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The current expense limitation agreement expires on April 30, 2015 unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

³For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2012, expenses are estimated.

⁴"Management fee" has been restated to reflect the contractual management fee schedule effective October 1, 2013.

The table under "Examples" in "Annual Fund Operating Expenses" is amended and restated as follows:

	Year 1	Year 3	Year 5	Year 10
Series I	$84	$274	$493	$1,122
Series II	$104	$337	$600	$1,354
Series NAV	$79	$258	$466	$1,063

Lifestyle Growth PS Series

The information found under "Annual Fund Operating Expenses" has been amended and restated as follows:

Share Class	Management Fee⁴	Distribution and service (12b-1) fees	Other expenses	Acquired fund fees and expenses¹	Total annual fund operating expenses	Contractual expense reimbursement²	Total annual fund operating expenses after expense reimbursements
Series I³	0.04%	0.05%	0.06%	0.77%	0.92%	-0.02%	0.90%
Series II	0.04%	0.25%	0.06%	0.77%	1.12%	-0.02%	1.10%
Series NAV³	0.04%	0.00%	0.06%	0.77%	0.87%	-0.02%	0.85%

¹"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in "Total Annual Fund Operating Expenses". The Total Annual Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

²The Advisor has contractually limited other fund level expenses to 0.04%. These expenses consist of operating expenses of the fund, excluding advisory fees, 12b-1 fees, short dividends, acquired fund fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The current expense limitation agreement expires on April 30, 2015 unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

³For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2012, expenses are estimated.

⁴"Management fee" has been restated to reflect the contractual management fee schedule effective October 1, 2013.

The table under "Examples" in "Annual Fund Operating Expenses" is amended and restated as follows:

	Year 1	Year 3	Year 5	Year 10
Series I	$92	$289	$505	$1,128
Series II	$112	$352	$613	$1,359
Series NAV	$87	$273	$478	$1,069

Lifestyle Moderate PS Series

The information found under "Annual Fund Operating Expenses" has been amended and restated as follows:

Share Class	Management Fee⁴	Distribution and service (12b-1) fees	Other expenses	Acquired fund fees and expenses¹	Total annual fund operating expenses	Contractual expense reimbursement²	Total annual fund operating expenses after expense reimbursements
Series I³	0.04%	0.05%	0.11%	0.72%	0.92%	-0.07%	0.85%
Series II	0.04%	0.25%	0.11%	0.72%	1.12%	-0.07%	1.05%
Series NAV³	0.04%	0.00%	0.11%	0.72%	0.87%	-0.07%	0.80%

¹"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in "Total Annual Fund Operating Expenses". The Total Annual Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

²The Advisor has contractually limited other fund level expenses to 0.04%. These expenses consist of operating expenses of the fund, excluding advisory fees, 12b-1 fees, short dividends, acquired fund fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The current expense limitation agreement expires on April 30, 2015 unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

³For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2012, expenses are estimated.

⁴"Management fee" has been restated to reflect the contractual management fee schedule effective October 1, 2013.

The table under "Examples" in "Annual Fund Operating Expenses" is amended and restated as follows:

	Year 1	Year 3	Year 5	Year 10
Series I	$87	$279	$495	$1,118
Series II	$107	$342	$603	$1,350
Series NAV	$82	$263	$468	$1,059

(JHVIT - 497 Supplement) | (Lifestyle Balanced PS Series)
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-04-30
(JHVIT - 497 Supplement) | (Lifestyle Balanced PS Series) | Series I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.04%	[1],[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.06%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[1],[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.89%	[1]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1],[4]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.87%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	280
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	489
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,092
(JHVIT - 497 Supplement) | (Lifestyle Balanced PS Series) | Series II
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.04%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.06%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.09%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[4]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	109
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	343
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	597
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,325
(JHVIT - 497 Supplement) | (Lifestyle Balanced PS Series) | Series NAV
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.04%	[1],[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	0.06%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[1],[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.84%	[1]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1],[4]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.82%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	84
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	264
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	462
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,033
(JHVIT - 497 Supplement) | (Lifestyle Conservative PS Series)
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-04-30
(JHVIT - 497 Supplement) | (Lifestyle Conservative PS Series) | Series I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.04%	[1],[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.15%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%	[1],[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.93%	[1]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1],[4]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.82%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	84
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	493
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,122
(JHVIT - 497 Supplement) | (Lifestyle Conservative PS Series) | Series II
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.04%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.15%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.13%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[4]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	104
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	337
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	600
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,354
(JHVIT - 497 Supplement) | (Lifestyle Conservative PS Series) | Series NAV
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.04%	[1],[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	0.15%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%	[1],[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.88%	[1]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1],[4]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.77%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	79
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	258
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	466
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,063
(JHVIT - 497 Supplement) | (Lifestyle Growth PS Series)
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-04-30
(JHVIT - 497 Supplement) | (Lifestyle Growth PS Series) | Series I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.04%	[1],[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.06%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%	[1],[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.92%	[1]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1],[4]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.90%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	289
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	505
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,128
(JHVIT - 497 Supplement) | (Lifestyle Growth PS Series) | Series II
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.04%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.06%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.12%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[4]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	352
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	613
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,359
(JHVIT - 497 Supplement) | (Lifestyle Growth PS Series) | Series NAV
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.04%	[1],[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	0.06%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%	[1],[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.87%	[1]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1],[4]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.85%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	273
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	478
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,069
(JHVIT - 497 Supplement) | (Lifestyle Moderate PS Series)
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-04-30
(JHVIT - 497 Supplement) | (Lifestyle Moderate PS Series) | Series I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.04%	[1],[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.11%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%	[1],[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.92%	[1]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1],[4]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.85%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	279
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	495
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,118
(JHVIT - 497 Supplement) | (Lifestyle Moderate PS Series) | Series II
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.04%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.11%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.12%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[4]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	342
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	603
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,350
(JHVIT - 497 Supplement) | (Lifestyle Moderate PS Series) | Series NAV
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.04%	[1],[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	0.11%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%	[1],[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.87%	[1]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1],[4]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.80%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	263
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	468
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,059
[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2012, expenses are estimated.
[2]	"Management fee" has been restated to reflect the contractual management fee schedule effective October 1, 2013.
[3]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Annual Fund Operating Expenses". The Total Annual Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
[4]	The Advisor has contractually limited other fund level expenses to 0.04%. These expenses consist of operating expenses of the fund, excluding advisory fees, 12b-1 fees, short dividends, acquired fund fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The current expense limitation agreement expires on April 30, 2015 unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.